NET (LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2019
NET (LOSS) INCOME PER SHARE
NET (LOSS) INCOME PER SHARE

22.         NET (LOSS) INCOME PER SHARE

The following table sets forth the computation of basic and diluted net (loss) income per ordinary share for the years ended:

	Years ended December 31,
	2017	2018	2019
Net (loss) income:
Income (loss) from continuing operations	$8,749	$(158,817)	$(107,484)
(Loss) income from discontinued operations, net of tax	(119,252)	223,298	—

Net (loss) income	(110, 503)	64,481	(107,484)
Add: net loss attributable to noncontrolling interest	76	8,059	56,391

Net (loss) income attributable to Renren Inc.	$(110,427)	$72,540	$(51,093)

Weighted average number of ordinary shares outstanding used in computing net (loss) income per ordinary share-basic	1,028,537,406	1,036,421,063	1,049,024,096
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	1,199,533	59,384,854	—

Weighted average number of ordinary shares outstanding used in computing net income per ordinary share-diluted	1,029,736,939	1,095,805,917	1,049,024,096

Net (loss) income per ordinary share attributable to Renren Inc. shareholders - basic:
Income (loss) per ordinary share from continuing operations	$0.01	$(0.15)	$(0.05)
(Loss) income per ordinary share from discontinued operations	$(0.12)	$0.22	$—

Net (loss) income per ordinary share attributable to Renren Inc. shareholders - basic:	$(0.11)	$0.07	$(0.05)

Net (loss) income per ordinary share attributable to Renren Inc. shareholders - diluted:
Income (loss) per ordinary share from continuing operations	$0.01	$(0.15)	$(0.05)
(Loss) income per ordinary share from discontinued operations	$(0.12)	$0.20	$—

Net (loss) income per ordinary share attributable to Renren Inc. shareholders - diluted:	$(0.11)	$0.07	$(0.05)

For the years ended December 31, 2018 and 2019, 39,752,430 and 138,953,386 stock options and 6,286,947 and 55,821,488 nonvested shares were excluded from the calculation of diluted weighted average number of common shares, respectively, as their effect was anti-dilutive.